UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23468

American Funds Global Insight Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Gregory F. Niland

American Funds Global Insight Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Global Insight FundSM Semi-annual report for the six months ended April 30, 2020

Pursue a prudent
growth approach
on a global stage

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Global Insight Fund seeks to provide you with prudent growth of capital and conservation of principal.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-3 shares at net asset value. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2020 (the most recent calendar quarter-end):

Class F-3 shares*	1 year	5 years	Lifetime (since 4/1/11)

	-5.76%	4.81%	6.64%

*	The fund was organized for the purpose of effecting the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization. The inception date shown in the table for Class F-3 shares is that of the predecessor fund.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.59% for Class F-3 shares as of the prospectus dated January 1, 2020. The expense ratio is based on estimated amounts for the current fiscal year.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are American Funds Global Insight Fund’s results for the six months ended April 30, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AGVFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

(for periods ended April 30, 2020, with all distributions reinvested)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 4/1/11)

American Funds Global Insight Fund[1] (Class F-3 shares)	-5.09%	-0.37%	6.19%	7.63%
MSCI World Index[2]	-7.29	-4.00	4.92	6.94
Lipper Global Funds Index[3]	-8.92	-7.15	3.44	5.35

[1]	The fund was organized for the purpose of effecting the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization. The inception date shown in the table for Class F-3 shares is that of the predecessor fund.
[2]	MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: MSCI.
[3]	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Lipper source: Refinitiv Lipper.

American Funds Global Insight Fund	1

Investment portfolio April 30, 2020	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	46.97%
Eurozone*	15.61
United Kingdom	6.62
Japan	6.18
Denmark	3.95
Hong Kong	3.17
Switzerland	1.97
Taiwan	1.88
China	1.36
Other countries	3.79
Short-term securities & other assets less liabilities	8.50

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 90.86%	Shares	Value (000)
Information technology 19.16%
ASML Holding NV1	50,970	$15,141
Visa Inc., Class A	81,070	14,489
Broadcom Inc.	52,273	14,198
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	259,020	13,762
Microsoft Corp.	66,600	11,935
Intel Corp.	160,700	9,639
Apple Inc.	30,969	9,099
GoDaddy Inc., Class A2	130,900	9,088
Keyence Corp.[1]	22,360	8,033
SAP SE1	45,840	5,467
Global Payments Inc.	32,470	5,391
Hamamatsu Photonics KK1	106,600	4,670
KLA Corp.	27,800	4,562
Jack Henry & Associates, Inc.	25,916	4,239
VTech Holdings Ltd.[1]	373,200	2,806
ServiceNow, Inc.[2]	6,500	2,285
OBIC Co., Ltd.[1]	11,200	1,677
Trimble Inc.[2]	44,300	1,534

2	American Funds Global Insight Fund

	Shares	Value (000)
Murata Manufacturing Co., Ltd.[1]	22,800	$1,268
Adobe Inc.[2]	2,430	859
		140,142

Health care 15.10%
AstraZeneca PLC[1]	146,685	15,388
Novo Nordisk A/S, Class B1	217,615	13,896
Seattle Genetics, Inc.[2]	80,280	11,017
UnitedHealth Group Inc.	32,690	9,561
Abbott Laboratories	98,500	9,071
Koninklijke Philips NV (EUR denominated)[1]	183,607	8,002
Koninklijke Philips NV	23,700	1,041
Gilead Sciences, Inc.	82,171	6,902
Danaher Corp.	35,200	5,754
Anthem, Inc.	14,540	4,082
Genmab A/S1,2	15,005	3,613
Johnson & Johnson	23,100	3,466
Eli Lilly and Co.	20,375	3,151
Terumo Corp.[1]	88,900	2,934
BeiGene, Ltd. (ADR)[2]	15,400	2,354
Vertex Pharmaceuticals Inc.[2]	7,400	1,859
Baxter International Inc.	18,000	1,598
Neurocrine Biosciences, Inc.[2]	15,100	1,482
Shionogi & Co., Ltd.[1]	23,900	1,311
Merck & Co., Inc.	13,800	1,095
Cigna Corp.	4,236	829
Edwards Lifesciences Corp.[2]	3,400	739
Galapagos NV1,2	3,215	711
Straumann Holding AG1	761	578
		110,434

Financials 11.34%
AIA Group Ltd.[1]	1,512,400	13,767
CME Group Inc., Class A	42,800	7,627
Moody’s Corp.	29,600	7,219
Intercontinental Exchange, Inc.	79,635	7,123
JPMorgan Chase & Co.	72,940	6,985
Aon PLC, Class A	36,500	6,302
London Stock Exchange Group PLC[1]	43,600	4,098
DNB ASA[1]	287,819	3,497
Marsh & McLennan Cos., Inc.	32,885	3,201
MSCI Inc.	9,300	3,041
RenaissanceRe Holdings Ltd.	13,900	2,030
Everest Re Group, Ltd.	11,707	2,027
Deutsche Boerse AG1	12,913	2,009
Truist Financial Corp.	49,800	1,859
Chubb Ltd.	16,270	1,757
Svenska Handelsbanken AB, Class A1,2	175,251	1,619
Swedbank AB, Class A1,2	133,026	1,570
HDFC Bank Ltd. (ADR)	32,000	1,387
Bank of New York Mellon Corp.	31,930	1,199
Banco Bilbao Vizcaya Argentaria, SA1	310,000	1,016
State Street Corp.	13,953	880

American Funds Global Insight Fund	3

Common stocks (continued)	Shares	Value (000)
Financials (continued)
KBC Groep NV1	16,015	$866
First Republic Bank	8,200	855
Wells Fargo & Co.	22,375	650
AIB Group PLC[1,2]	220,600	303
		82,887

Consumer staples 11.07%
Reckitt Benckiser Group PLC[1]	140,000	11,699
Carlsberg A/S, Class B1	77,868	9,830
Nestlé SA1	89,023	9,404
Costco Wholesale Corp.	24,150	7,318
British American Tobacco PLC[1]	178,800	6,944
L’Oréal SA, non-registered shares[1,2]	23,043	6,706
Pernod Ricard SA1	40,577	6,191
Danone SA1	79,960	5,547
Diageo PLC[1]	133,585	4,631
Philip Morris International Inc.	59,590	4,445
Mondelez International, Inc.	41,800	2,150
Estée Lauder Companies Inc., Class A	8,800	1,552
Unilever PLC[1]	28,200	1,458
Uni-Charm Corp.[1]	37,500	1,374
Anheuser-Busch InBev SA/NV1	23,723	1,101
PepsiCo, Inc.	4,400	582
		80,932

Industrials 9.07%
Safran SA1	114,912	10,623
Northrop Grumman Corp.	23,900	7,903
Airbus SE, non-registered shares[1,2]	103,729	6,594
SMC Corp.[1]	13,100	5,990
CSX Corp.	77,400	5,126
Deere & Co.	29,400	4,265
Old Dominion Freight Line, Inc.	24,600	3,574
Ryanair Holdings PLC (ADR)[2]	56,300	3,573
Westinghouse Air Brake Technologies Corp.	58,100	3,278
Waste Connections, Inc.	28,555	2,453
TransDigm Group Inc.	6,530	2,371
HEICO Corp., Class A	12,900	933
HEICO Corp.	10,100	885
Honeywell International Inc.	12,000	1,703
DSV Panalpina A/S1	14,863	1,537
MTU Aero Engines AG1,2	10,177	1,388
DKSH Holding AG1,2	24,370	1,377
Jardine Matheson Holdings Ltd.[1]	22,500	983
BWX Technologies, Inc.	13,500	716
Union Pacific Corp.	4,300	687
Hexcel Corp.	8,650	299
Rheinmetall AG1	1,227	83
		66,341

4	American Funds Global Insight Fund

	Shares	Value (000)
Communication services 7.99%
Activision Blizzard, Inc.	138,920	$8,853
Tencent Holdings Ltd.[1]	162,800	8,637
Comcast Corp., Class A	190,800	7,180
Alphabet Inc., Class A2	3,295	4,438
Alphabet Inc., Class C2	1,564	2,109
América Móvil, SAB de CV, Series L (ADR)	386,000	4,647
Charter Communications, Inc., Class A2	8,527	4,223
Koninklijke KPN NV1	1,564,354	3,624
Facebook, Inc., Class A2	15,100	3,091
Electronic Arts Inc.[2]	26,000	2,971
Vodafone Group PLC[1]	2,013,600	2,847
SoftBank Group Corp.[1]	60,880	2,604
China Tower Corp. Ltd., Class H1,2	5,978,000	1,334
Nippon Telegraph and Telephone Corp.[1]	44,800	1,021
Adevinta ASA[1,2]	105,537	873
		58,452

Consumer discretionary 6.97%
Amazon.com, Inc.[2]	4,000	9,896
EssilorLuxottica[1]	61,033	7,543
Las Vegas Sands Corp.	121,210	5,821
YUM! Brands, Inc.	45,200	3,907
LVMH Moët Hennessy-Louis Vuitton SE1	8,577	3,317
Naspers Ltd., Class N (ADR)	105,523	3,260
Kering SA1	5,692	2,875
Hermès International[1]	3,917	2,869
Hilton Worldwide Holdings Inc.	36,100	2,733
Royal Caribbean Cruises Ltd.	41,400	1,936
NIKE, Inc., Class B	19,000	1,656
Nitori Holdings Co., Ltd.[1]	9,800	1,501
Cie. Financière Richemont SA, Class A1	20,406	1,161
Suzuki Motor Corp.[1]	34,400	1,104
Industria de Diseño Textil, SA1	33,970	867
Prosus NV (ADR)[2]	34,282	508
		50,954

Materials 2.95%
Shin-Etsu Chemical Co., Ltd.[1]	62,800	6,958
Asahi Kasei Corp.[1]	675,000	4,770
Nutrien Ltd. (CAD denominated)	76,600	2,735
Givaudan SA1	555	1,861
Air Liquide SA, non-registered shares[1]	13,143	1,674
Rio Tinto PLC[1]	29,642	1,378
Linde PLC	7,145	1,314
Barrick Gold Corp.	34,200	880
		21,570

American Funds Global Insight Fund	5

Common stocks (continued)	Shares	Value (000)
Real estate 2.83%
American Tower Corp. REIT	30,200	$7,188
Crown Castle International Corp. REIT	36,275	5,783
Equinix, Inc. REIT	6,600	4,456
Link Real Estate Investment Trust REIT[1]	366,400	3,250
		20,677

Utilities 2.22%
Enel SpA[1]	1,242,553	8,507
Iberdrola, SA, non-registered shares[1]	284,528	2,852
AES Corp.	195,800	2,594
Sempra Energy	14,015	1,736
Exelon Corp.	14,600	541
		16,230

Energy 2.16%
Chevron Corp.	91,984	8,462
TC Energy Corp. (CAD denominated)	49,600	2,283
TOTAL SA1	46,817	1,688
EOG Resources, Inc.	35,490	1,686
Enbridge Inc. (CAD denominated)	54,100	1,658
		15,777

Total common stocks (cost: $483,355,000)		664,396

Preferred securities 0.64%
Consumer discretionary 0.44%
Hyundai Motor Co., Series 2, preferred shares (GDR)[1,3]	134,600	3,249

Health care 0.20%
Sartorius AG, nonvoting preferred, non-registered shares[1,2]	5,148	1,450

Total preferred securities (cost: $5,636,000)		4,699

Short-term securities 8.20%
Money market investments 8.20%
Capital Group Central Cash Fund 0.52%[4]	599,853	60,003

Total short-term securities (cost: $60,000,000)		60,003
Total investment securities 99.70% (cost: $548,991,000)		729,098
Other assets less liabilities 0.30%		2,182

Net assets 100.00%		$731,280

6	American Funds Global Insight Fund

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $287,514,000, which represented 39.32% of the net assets of the fund. This amount includes $284,265,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,249,000, which represented .44% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 4/30/2020.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GDR = Global Depositary Receipts

See notes to financial statements.

American Funds Global Insight Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2020	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $548,991)		$729,098
Cash		59
Cash denominated in currencies other than U.S. dollars (cost: $227)		228
Receivables for:
Sales of investments	$55
Sales of fund’s shares	1,149
Dividends	1,292
Other	4	2,500
		731,885
Liabilities:
Payables for:
Purchases of investments	32
Repurchases of fund’s shares	152
Investment advisory services	294
Services provided by related parties	74
Trustees’ deferred compensation	4
Non-U.S. taxes	43
Other	6	605
Net assets at April 30, 2020		$731,280

Net assets consist of:
Capital paid in on shares of beneficial interest		$556,544
Total distributable earnings		174,736
Net assets at April 30, 2020		$731,280

See notes to financial statements.

8	American Funds Global Insight Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (48,135 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$21,196	1,397		$15.17
Class C	848	56		15.13
Class T	9	—	*	15.16
Class F-1	430	28		15.17
Class F-2	14,321	943		15.19
Class F-3	692,615	45,587		15.19
Class 529-A	1,198	79		15.17
Class 529-C	123	8		15.14
Class 529-E	31	2		15.16
Class 529-T	9	1		15.16
Class 529-F-1	403	26		15.18
Class R-1	9	—	*	15.19
Class R-2	9	1		15.18
Class R-2E	9	1		15.19
Class R-3	34	2		15.18
Class R-4	9	1		15.19
Class R-5E	9	1		15.19
Class R-5	9	1		15.19
Class R-6	9	1		15.19

*	Amount less than one thousand.

See notes to financial statements.

American Funds Global Insight Fund	9

Statement of operations	unaudited
for the six months ended April 30, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $167)	$7,092
Interest	130	$7,222
Fees and expenses*:
Investment advisory services	1,868
Distribution services	15
Transfer agent services	39
Administrative services	108
Reports to shareholders	1
Registration statement and prospectus	228
Trustees’ compensation	25
Auditing and legal	25
Custodian	20
Other	1
Total fees and expenses before reimbursements	2,330
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursement	18
Transfer agent services fee reimbursements	— †
Total fees and expenses after reimbursements		2,312
Net investment income		4,910

Net realized loss and unrealized depreciation:
Net realized loss on:
Investments in unaffiliated issuers	(6,597)
Currency transactions	(40)	(6,637)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(34,616)
Currency translations	10	(34,606)
Net realized loss and unrealized depreciation		(41,243)

Net decrease in net assets resulting from operations		$(36,333)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

10	American Funds Global Insight Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended April 30, 2020*	Year ended October 31, 2019
Operations:
Net investment income	$4,910	$9,121
Net realized (loss) gain	(6,637)	9,846
Net unrealized (depreciation) appreciation	(34,606)	84,109
Net (decrease) increase in net assets resulting from operations	(36,333)	103,076

Distributions paid to shareholders	(20,860)	(33,488)

Net capital share transactions	86,930	65,035

Total increase in net assets	29,737	134,623

Net assets:
Beginning of period	701,543	566,920
End of period	$731,280	$701,543

*	Unaudited.

See notes to financial statements.

American Funds Global Insight Fund	11

Notes to financial statements	unaudited

1. Organization

American Funds Global Insight Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. On September 16, 2019, the fund’s board approved the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into American Funds Global Insight Fund, a new Delaware statutory trust. On November 8, 2019, the fund acquired the assets and assumed the liabilities of the predecessor fund through which the legacy share class (“Class M”) of the predecessor fund was closed and all existing shares were converted to Class F-3 shares. The fund’s fiscal year ends on October 31. The fund seeks to provide prudent growth of capital and conservation of principal.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	American Funds Global Insight Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

American Funds Global Insight Fund	13

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

14	American Funds Global Insight Fund

appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Funds Global Insight Fund	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$101,080	$39,062	$—	$140,142
Health care	64,001	46,433	—	110,434
Financials	54,142	28,745	—	82,887
Consumer staples	16,047	64,885	—	80,932
Industrials	37,766	28,575	—	66,341
Communication services	37,512	20,940	—	58,452
Consumer discretionary	29,717	21,237	—	50,954
Materials	4,929	16,641	—	21,570
Real estate	17,427	3,250	—	20,677
Utilities	4,871	11,359	—	16,230
Energy	14,089	1,688	—	15,777
Preferred securities	—	4,699	—	4,699
Short-term securities	60,003	—	—	60,003
Total	$441,584	$287,514	$—	$729,098

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

16	American Funds Global Insight Fund

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

American Funds Global Insight Fund	17

As of and during the period ended April 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$9,861
Undistributed long-term capital gains	9,512

As of April 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$198,822
Gross unrealized depreciation on investments	(20,247)
Net unrealized appreciation on investments	178,575
Cost of investments	550,523

18	American Funds Global Insight Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class A1	$—	[2]	$—	[2]	$—	[2]
Class C1	—	[2]	—	[2]	—	[2]
Class M3							$6,901	$26,587	$33,488
Class T1	—	[2]	—	[2]	—	[2]
Class F-1[1]	—	[2]	—	[2]	—	[2]
Class F-2[1]	—	[2]	—	[2]	—	[2]
Class F-3[3]	11,339		9,517		20,856
Class 529-A1	—	[2]	1		1
Class 529-C1	—	[2]	1		1
Class 529-E1	—	[2]	—	[2]	—	[2]
Class 529-T1	—	[2]	—	[2]	—	[2]
Class 529-F-1[1]	—	[2]	—	[2]	—	[2]
Class R-1[1]	—	[2]	—	[2]	—	[2]
Class R-2[1]	—	[2]	—	[2]	—	[2]
Class R-2E1	—	[2]	—	[2]	—	[2]
Class R-3[1]	—	[2]	—	[2]	—	[2]
Class R-4[1]	—	[2]	—	[2]	—	[2]
Class R-5E1	—	[2]	—	[2]	—	[2]
Class R-5[1]	1		—	[2]	1
Class R-6[1]	1		—	[2]	1
Total	$11,341		$9,519		$20,860		$6,901	$26,587	$33,488

[1]	This share class began investment operations on November 8, 2019.
[2]	Amount less than one thousand.
[3]	Class M shares were converted to Class F-3 shares on November 8, 2019.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.520% of daily net assets. For the six months ended April 30, 2020, the investment advisory services fee was $1,868,000.

American Funds Global Insight Fund	19

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2020, unreimbursed expenses subject to reimbursement totaled $30,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and

20	American Funds Global Insight Fund

market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Global Insight Fund	21

For the six months ended April 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A1	$12		$4		$1		Not applicable
Class C1	2		—	[2]	—	[2]	Not applicable
Class T1	—		—	[2]	—	[2]	Not applicable
Class F-1[1]	—	[2]	—	[2]	—	[2]	Not applicable
Class F-2[1]	Not applicable		1		1		Not applicable
Class F-3[3]	Not applicable		34		106		Not applicable
Class 529-A1	1		—	[2]	—	[2]	$—	[2]
Class 529-C1	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-E1	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-T1	—		—	[2]	—	[2]	—	[2]
Class 529-F-1[1]	—		—	[2]	—	[2]	—	[2]
Class R-1[1]	—	[2]	—	[2]	—	[2]	Not applicable
Class R-2[1]	—	[2]	—	[2]	—	[2]	Not applicable
Class R-2E1	—	[2]	—	[2]	—	[2]	Not applicable
Class R-3[1]	—	[2]	—	[2]	—	[2]	Not applicable
Class R-4[1]	—	[2]	—	[2]	—	[2]	Not applicable
Class R-5E1	Not applicable		—	[2]	—	[2]	Not applicable
Class R-5[1]	Not applicable		—	[2]	—	[2]	Not applicable
Class R-6[1]	Not applicable		—	[2]	—	[2]	Not applicable
Total class-specific expenses	$15		$39		$108		$—	[2]

[1]	This share class began investment operations on November 8, 2019.
[2]	Amount less than one thousand.
[3]	Class M shares were converted to Class F-3 shares on November 8, 2019.

Miscellaneous fee reimbursements — Expense limitations have been imposed through at least January 1, 2024, to limit the Class F-3 total annual operating expense to 0.65% as a percentage of net assets. For the period ended April 30, 2020, CRMC reimbursed miscellaneous fees of $18,000 for Class F-3 shares.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term

22	American Funds Global Insight Fund

investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $4,485,000 and $4,923,000, respectively, which generated $991,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2020.

American Funds Global Insight Fund	23

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2020
Class A2	$24,714	1,607		$—		—		$(3,048)	(210)	$21,666	1,397
Class C2	924	60		—		—		(60)	(4)	864	56
Class M3	825	49		—		—		(713,045)	(42,646)	(712,220)	(42,597)
Class T2	10	—	[4]	—		—		—	—	10	—	[4]
Class F-1[2]	492	31		—		—		(36)	(3)	456	28
Class F-2[2]	15,876	1,087		—		—		(2,065)	(144)	13,811	943
Class F-3[3]	777,842	46,806		20,683		1,235		(38,087)	(2,454)	760,438	45,587
Class 529-A2	1,243	83		—	[4]	—	[4]	(64)	(4)	1,179	79
Class 529-C2	152	9		—	[4]	—	[4]	(11)	(1)	141	8
Class 529-E2	33	2		—	[4]	—	[4]	—	—	33	2
Class 529-T2	10	1		—	[4]	—	[4]	—	—	10	1
Class 529-F-1[2]	435	26		—	[4]	—	[4]	—	—	435	26
Class R-1[2]	10	—	[4]	—		—		— [4]	— [4]	10	—	[4]
Class R-2[2]	10	1		—		—		— [4]	— [4]	10	1
Class R-2E2	10	1		—		—		— [4]	— [4]	10	1
Class R-3[2]	37	2		—		—		— [4]	— [4]	37	2
Class R-4[2]	10	1		—		—		— [4]	— [4]	10	1
Class R-5E2	10	1		—		—		— [4]	— [4]	10	1
Class R-5[2]	10	1		—		—		—	—	10	1
Class R-6[2]	10	1		—		—		—	—	10	1
Total net increase (decrease)	$822,663	49,769		$20,683		1,235		$(756,416)	(45,466)	$86,930	5,538

Year ended October 31, 2019
Class M	$104,700	6,985		$27,870		2,088		$(67,535)	(4,472)	$65,035	4,601

[1]	Includes exchanges between share classes of the fund.
[2]	This share class began investment operations on November 8, 2019.
[3]	Class M shares were converted to Class F-3 shares on November 8, 2019.
[4]	Amount less than one thousand.

24	American Funds Global Insight Fund

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $148,550,000 and $72,937,000, respectively, during the six months ended April 30, 2020.

American Funds Global Insight Fund	25

Financial highlights

		Loss from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net losses on securities (both realized and unrealized)	Total from investment operations
Class A:
4/30/2020[6,7,8]	$16.72	$.09	$(1.16)	$(1.07)
Class C:
4/30/2020[6,7,8]	16.72	.03	(1.14)	(1.11)
Class T:
4/30/2020[6,7,8]	16.72	.07	(1.15)	(1.08)
Class F-1:
4/30/2020[6,7,8]	16.72	.10	(1.17)	(1.07)
Class F-2:
4/30/2020[6,7,8]	16.72	.12	(1.17)	(1.05)
Class F-3:
4/30/2020[6,7,12]	16.47	.11	(.90)	(.79)
10/31/2019[12]	14.92	.22	2.21	2.43
10/31/2018[12]	15.62	.22	(.16)	.06
10/31/2017[12]	12.65	.21	2.95	3.16
10/31/2016[12]	13.13	.20	(.08)	.12
10/31/2015[12]	13.27	.18	(.03)	.15

26	American Funds Global Insight Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[5]		Ratio of expenses to average net assets after reimbursements[4,5]		Ratio of net income to average net assets[2,4]

$(.26)	$(.22)	$(.48)	$15.17	(6.64)%[9]	$21		.49%[9]		.49%[9]		.60%[9]

(.26)	(.22)	(.48)	15.13	(6.89)[9]	1		.81	[9]	.81	[9]	.19	[9]

(.26)	(.22)	(.48)	15.16	(6.70)[9,10]	—	[11]	.57	[9,10]	.50	[9,10]	.46	[9,10]

(.26)	(.22)	(.48)	15.17	(6.65)[9]	1		.45	[9]	.44	[9]	.64	[9]

(.26)	(.22)	(.48)	15.19	(6.52)[9]	14		.32	[9]	.32	[9]	.79	[9]

(.27)	(.22)	(.49)	15.19	(5.09)[9]	693		.64	[13]	.64	[13]	1.37	[13]
(.18)	(.70)	(.88)	16.47	17.65	702		.64		.64		1.45
(.21)	(.55)	(.76)	14.92	.25	567		.66		.65		1.38
(.19)	—	(.19)	15.62	25.36	571		.73		.73	[14]	1.52
(.18)	(.42)	(.60)	12.65	1.04	482		.86		.85		1.64
(.14)	(.15)	(.29)	13.13	1.10	498		.86		.85		1.34

See end of table for footnotes.

American Funds Global Insight Fund	27

Financial highlights (continued)

		Loss from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net losses on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
4/30/2020[6,7,8]	$16.72	$.10	$(1.17)	$(1.07)
Class 529-C:
4/30/2020[6,7,8]	16.72	.04	(1.14)	(1.10)
Class 529-E:
4/30/2020[6,7,8]	16.72	.07	(1.15)	(1.08)
Class 529-T:
4/30/2020[6,7,8]	16.72	.07	(1.15)	(1.08)
Class 529-F-1:
4/30/2020[6,7,8]	16.72	.12	(1.18)	(1.06)
Class R-1:
4/30/2020[6,7,8]	16.72	.10	(1.15)	(1.05)

28	American Funds Global Insight Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[5]		Ratio of expenses to average net assets after reimbursements[4,5]		Ratio of net income to average net assets[2,4]

$(.26)	$(.22)	$(.48)	$15.17	(6.65)%[9]	$1		.52%[9]		.52%[9]		.66%[9]

(.26)	(.22)	(.48)	15.14	(6.83)[9,10]	—	[11]	.81	[9,10]	.80	[9,10]	.26	[9,10]

(.26)	(.22)	(.48)	15.16	(6.70)[9,10]	—	[11]	.57	[9,10]	.57	[9,10]	.46	[9,10]

(.26)	(.22)	(.48)	15.16	(6.71)[9,10]	—	[11]	.59	[9,10]	.51	[9,10]	.45	[9,10]

(.26)	(.22)	(.48)	15.18	(6.58)[9]	—	[11]	.38	[9]	.37	[9]	.77	[9]

(.26)	(.22)	(.48)	15.19	(6.52)[9,10]	—	[11]	.42	[9,10]	.31	[9,10]	.65	[9,10]

See end of table for footnotes.

American Funds Global Insight Fund	29

Financial highlights (continued)

		Loss from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net losses on securities (both realized and unrealized)	Total from investment operations
Class R-2:
4/30/2020[6,7,8]	$16.72	$.09	$(1.15)	$(1.06)
Class R-2E:
4/30/2020[6,7,8]	16.72	.10	(1.15)	(1.05)
Class R-3:
4/30/2020[6,7,8]	16.72	.10	(1.16)	(1.06)
Class R-4:
4/30/2020[6,7,8]	16.72	.10	(1.15)	(1.05)
Class R-5E:
4/30/2020[6,7,8]	16.72	.10	(1.15)	(1.05)
Class R-5:
4/30/2020[6,7,8]	16.72	.10	(1.15)	(1.05)

30	American Funds Global Insight Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[5]		Ratio of expenses to average net assets after reimbursements[4,5]		Ratio of net income to average net assets[2,4]

$(.26)	$(.22)	$(.48)	$15.18	(6.61)%[9,10]	$—	[11]	.43%[9,10]		.43%[9,10]		.53%[9,10]

(.26)	(.22)	(.48)	15.19	(6.53)[9,10]	—	[11]	.41	[9,10]	.33	[9,10]	.63	[9,10]

(.26)	(.22)	(.48)	15.18	(6.58)[9,10]	—	[11]	.48	[9,10]	.43	[9,10]	.67	[9,10]

(.26)	(.22)	(.48)	15.19	(6.52)[9,10]	—	[11]	.42	[9,10]	.35	[9,10]	.61	[9,10]

(.26)	(.22)	(.48)	15.19	(6.52)[9]	—	[11]	.42	[9]	.31	[9]	.65	[9]

(.26)	(.22)	(.48)	15.19	(6.51)[9]	—	[11]	.42	[9]	.31	[9]	.65	[9]

See end of table for footnotes.

American Funds Global Insight Fund	31

Financial highlights (continued)

		Loss from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net losses on securities (both realized and unrealized)	Total from investment operations
Class R-6:
4/30/2020[6,7,8]	$16.72	$.10	$(1.14)	$(1.04)

	Period ended April 30,	Year ended October 31,
	2020[6,7,9]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[15]	11%	22%	28%	20%	36%	39%

32	American Funds Global Insight Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[5]	Ratio of expenses to average net assets after reimbursements[4,5]	Ratio of net income to average net assets[2,4]

$(.27)	$(.22)	$(.49)	$15.19	(6.50)%[9]	$—	[11]	.42%[9]	.32%[9]	.64%[9]

[1]	Based on average shares outstanding.
[2]	For the period ended April 30, 2020, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.01 and .06 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of miscellaneous expenses for Class F-3 shares. In addition, during one of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes.
[5]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	This share class began investment operations on November 8, 2019.
[9]	Not annualized.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class M shares were converted to Class F-3 shares on November 8, 2019.
[13]	Annualized.
[14]	Reimbursement was less than 0.005%.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

American Funds Global Insight Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	American Funds Global Insight Fund

	Beginning account value	Ending account value 4/30/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return†	$1,000.00	$947.69	$4.77	1.03%
Class A – assumed 5% return†	1,000.00	1,019.74	5.17	1.03
Class C – actual return†	1,000.00	945.03	7.86	1.70
Class C – assumed 5% return†	1,000.00	1,016.41	8.52	1.70
Class T – actual return†	1,000.00	947.09	4.86	1.05
Class T – assumed 5% return†	1,000.00	1,019.64	5.27	1.05
Class F-1 – actual return†	1,000.00	947.64	4.31	.93
Class F-1 – assumed 5% return†	1,000.00	1,020.24	4.67	.93
Class F-2 – actual return†	1,000.00	949.00	3.10	.67
Class F-2 – assumed 5% return†	1,000.00	1,021.53	3.37	.67
Class F-3 – actual return	1,000.00	949.15	3.10	.64
Class F-3 – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class 529-A – actual return†	1,000.00	947.59	5.05	1.09
Class 529-A – assumed 5% return†	1,000.00	1,019.44	5.47	1.09
Class 529-C – actual return†	1,000.00	945.58	7.77	1.68
Class 529-C – assumed 5% return†	1,000.00	1,016.51	8.42	1.68
Class 529-E – actual return†	1,000.00	947.01	5.51	1.19
Class 529-E – assumed 5% return†	1,000.00	1,018.95	5.97	1.19
Class 529-T – actual return†	1,000.00	946.98	4.95	1.07
Class 529-T – assumed 5% return†	1,000.00	1,019.54	5.37	1.07
Class 529-F-1 – actual return†	1,000.00	948.31	3.61	.78
Class 529-F-1 – assumed 5% return†	1,000.00	1,020.98	3.92	.78
Class R-1 – actual return†	1,000.00	948.78	3.01	.65
Class R-1 – assumed 5% return†	1,000.00	1,021.63	3.27	.65
Class R-2 – actual return†	1,000.00	947.82	4.17	.90
Class R-2 – assumed 5% return†	1,000.00	1,020.39	4.52	.90
Class R-2E – actual return†	1,000.00	948.72	3.20	.69
Class R-2E – assumed 5% return†	1,000.00	1,021.43	3.47	.69
Class R-3 – actual return†	1,000.00	948.22	4.17	.90
Class R-3 – assumed 5% return†	1,000.00	1,020.39	4.52	.90
Class R-4 – actual return†	1,000.00	948.96	3.43	.74
Class R-4 – assumed 5% return†	1,000.00	1,021.18	3.72	.74
Class R-5E – actual return†	1,000.00	948.93	2.96	.64
Class R-5E – assumed 5% return†	1,000.00	1,021.68	3.22	.64
Class R-5 – actual return†	1,000.00	949.10	2.97	.64
Class R-5 – assumed 5% return†	1,000.00	1,021.68	3.22	.64
Class R-6 – actual return†	1,000.00	949.18	3.15	.68
Class R-6 – assumed 5% return†	1,000.00	1,021.48	3.42	.68

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on November 8, 2019. The “assumed 5% return” line is based on 182 days.

American Funds Global Insight Fund	35

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through July 31, 2021. The board determined in the exercise of their business judgment that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board concluded that the nature, extent and quality of the services provided by CRMC should benefit the fund and its shareholders.

2. Investment results

The board considered the investment results of the predecessor fund and the manner in which CRMC proposed to manage the fund in light of its objective. They also considered the proposed investment policies and restrictions on the fund, and CRMC’s experience in managing similar funds. The board also noted that CRMC has provided satisfactory results to shareholders of the predecessor fund. On the basis of this evaluation and the Board’s ongoing review of investment results and considering the relative market conditions during certain of the reporting periods, the board concluded that CRMC’s record in managing the predecessor fund indicated that its management should benefit the fund and its shareholders.

36	American Funds Global Insight Fund

3. Advisory fees and total expenses

The board reviewed the proposed advisory fee schedule of the fund compared to those of other relevant funds and noted CRMC’s agreement to establish the initial rate assuming fund assets of a reasonable size. The board concluded that the fund’s cost structure was fair and reasonable in relation to the services that CRMC proposed to provide, as well as the risks assumed by the adviser, and that the fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the estimated profitability of the investment adviser and its affiliates. The board also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board concluded that the fund’s proposed advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Global Insight Fund	37

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

38	American Funds Global Insight Fund

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American Funds Global Insight Fund	39

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American Funds Global Insight Fund	41

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American Funds Global Insight Fund	43

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Funds Global Insight Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete April 30, 2020, portfolio American Funds Global Insight Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Global Insight Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global Insight Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL INSIGHT FUND

By __/s/ John S. Armour____________________
John S. Armour, President and Principal Executive Officer

Date: June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ John S. Armour_________________
John S. Armour, President and Principal Executive Officer

Date: June 30, 2020

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2020